SUMMARY OF QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
SUMMARY OF QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 24 – SUMMARY OF QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table sets forth a summary of the unaudited quarterly results of operations for the years ended December 31, 2012 and 2011 (In thousands, except per share data):

	Q1	Q2	Q3	Q4
2012
Sales of metals	$204,564	$254,406	$230,593	$205,929
Income (loss) from continuing operations	3,975	22,973	(15,821)	37,550
Net income (loss)	3,975	22,973	(15,821)	37,550
Depreciation, depletion, and amortization	52,592	61,024	52,844	52,397
Production costs	92,554	131,823	124,967	107,413
Exploration expenses	6,567	6,305	6,957	6,441
Other operating expenses (general and administrative, pre-development, and loss on impairment)	8,664	13,680	11,836	5,883
Cash provided by operating activities	17,002	113,203	79,735	61,694
Capital expenditures	31,647	32,238	29,972	21,784
Basic net income (loss) per share:
Income (loss) from continuing operations	0.04	0.26	(0.18)	0.42

Net income (loss)	$0.04	$0.26	$(0.18)	$0.42

Diluted net income (loss) per share:
Income (loss) from continuing operations	0.04	0.26	(0.18)	0.42

Net income (loss)	$0.04	$0.26	$(0.18)	$0.42

	Q1	Q2	Q3	Q4
2011
Sales of metals	$199,624	$231,090	$343,575	$246,911
Income from continuing operations	12,464	38,611	31,060	11,364
Net income	12,464	38,611	31,060	11,364
Depreciation, depletion, and amortization	50,041	57,641	58,652	58,166
Production costs	92,474	77,102	141,253	109,127
Exploration expenses	2,762	4,077	4,772	7,517
Other operating expenses	15,805	12,931	11,507	10,577
Cash provided by operating activities	35,786	111,065	181,911	87,411
Capital expenditures	15,918	25,764	38,099	40,207
Basic net income per share:
Income from continuing operations	0.14	0.43	0.35	0.13

Net income	$0.14	$0.43	$0.35	$0.13

Diluted net income per share:
Income from continuing operations	0.14	0.43	0.35	0.13

Net Income	$0.14	$0.43	$0.35	$0.13